Derivatives and hedging activities - Fair value - balance sheet related (Details) - CHF (SFr) SFr in Billions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair value of derivative instruments
Notional amount	SFr 21,576.5	SFr 20,456.4
Positive replacement value (PRV)	148.2	115.8
Negative replacement value (NRV)	SFr 145.1	117.3
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	12 months
Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 21,427.6	20,329.1
Positive replacement value (PRV)	147.1	115.2
Negative replacement value (NRV)	145.0	117.1
Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	18,120.6	17,133.0
Positive replacement value (PRV)	87.4	68.3
Negative replacement value (NRV)	85.0	65.9
Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	7,009.8	6,226.5
Positive replacement value (PRV)	2.9	0.9
Negative replacement value (NRV)	2.7	0.9
Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	9,378.4	9,183.5
Positive replacement value (PRV)	60.1	50.8
Negative replacement value (NRV)	58.0	48.4
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	1,267.9	1,355.4
Positive replacement value (PRV)	23.9	16.3
Negative replacement value (NRV)	23.8	16.4
Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	299.4	264.2
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	165.1	103.4
Positive replacement value (PRV)	0.5	0.3
Negative replacement value (NRV)	0.5	0.2
Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	1,750.2	1,743.0
Positive replacement value (PRV)	25.1	21.9
Negative replacement value (NRV)	27.9	26.3
Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	1,064.6	1,073.5
Positive replacement value (PRV)	8.3	8.0
Negative replacement value (NRV)	9.0	9.1
Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	362.1	389.5
Positive replacement value (PRV)	13.3	10.9
Negative replacement value (NRV)	14.9	13.7
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	314.2	270.8
Positive replacement value (PRV)	3.5	3.0
Negative replacement value (NRV)	4.0	3.5
Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	8.8	9.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.5	0.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	570.9	538.1
Positive replacement value (PRV)	6.1	6.2
Negative replacement value (NRV)	6.7	7.2
Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	917.9	858.2
Positive replacement value (PRV)	26.5	17.4
Negative replacement value (NRV)	24.0	17.0
Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	1.1	1.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.1	0.0
Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	154.7	175.2
Positive replacement value (PRV)	8.4	4.3
Negative replacement value (NRV)	5.9	4.6
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	231.8	213.6
Positive replacement value (PRV)	8.8	7.7
Negative replacement value (NRV)	8.0	7.3
Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	32.3	41.2
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	498.0	427.2
Positive replacement value (PRV)	9.3	5.4
Negative replacement value (NRV)	10.0	5.1
Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	68.0	56.8
Positive replacement value (PRV)	2.0	1.4
Negative replacement value (NRV)	1.4	0.7
Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	16.6	13.2
Positive replacement value (PRV)	0.4	0.2
Negative replacement value (NRV)	0.4	0.1
Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	9.8	11.6
Positive replacement value (PRV)	1.1	1.0
Negative replacement value (NRV)	0.5	0.5
Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	21.2	15.5
Positive replacement value (PRV)	0.4	0.2
Negative replacement value (NRV)	0.4	0.1
Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	16.9	14.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	3.5	1.7
Positive replacement value (PRV)	0.1	0.0
Negative replacement value (NRV)	0.1	0.0
Designated for hedge accounting
Fair value of derivative instruments
Notional amount	148.9	127.3
Positive replacement value (PRV)	1.1	0.6
Negative replacement value (NRV)	0.1	0.2
Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	135.0	113.2
Positive replacement value (PRV)	1.0	0.5
Negative replacement value (NRV)	0.1	0.1
Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	135.0	113.2
Positive replacement value (PRV)	1.0	0.5
Negative replacement value (NRV)	0.1	0.1
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	13.9	14.1
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.0	0.1
Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	13.9	14.1
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.0	0.1
Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank
Fair value of derivative instruments
Notional amount	21,577.4	20,457.4
Positive replacement value (PRV)	148.2	115.8
Negative replacement value (NRV)	SFr 145.1	117.3
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	12 months
Bank | Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 21,428.5	20,330.1
Positive replacement value (PRV)	147.1	115.2
Negative replacement value (NRV)	145.0	117.1
Bank | Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	18,121.5	17,134.0
Positive replacement value (PRV)	87.4	68.3
Negative replacement value (NRV)	85.1	65.9
Bank | Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	7,009.8	6,226.5
Positive replacement value (PRV)	2.9	0.9
Negative replacement value (NRV)	2.7	0.9
Bank | Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	9,379.3	9,184.5
Positive replacement value (PRV)	60.1	50.8
Negative replacement value (NRV)	58.1	48.4
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	1,267.9	1,355.4
Positive replacement value (PRV)	23.9	16.3
Negative replacement value (NRV)	23.8	16.4
Bank | Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	299.4	264.2
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	165.1	103.4
Positive replacement value (PRV)	0.5	0.3
Negative replacement value (NRV)	0.5	0.2
Bank | Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	1,750.2	1,743.0
Positive replacement value (PRV)	25.1	21.9
Negative replacement value (NRV)	27.9	26.3
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	1,064.6	1,073.5
Positive replacement value (PRV)	8.3	8.0
Negative replacement value (NRV)	9.0	9.1
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	362.1	389.5
Positive replacement value (PRV)	13.3	10.9
Negative replacement value (NRV)	14.9	13.7
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	314.2	270.8
Positive replacement value (PRV)	3.5	3.0
Negative replacement value (NRV)	4.0	3.5
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	8.8	9.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.5	0.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	570.9	538.1
Positive replacement value (PRV)	6.1	6.2
Negative replacement value (NRV)	6.7	7.2
Bank | Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	917.9	858.2
Positive replacement value (PRV)	26.5	17.4
Negative replacement value (NRV)	24.0	17.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	1.1	1.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.1	0.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	154.7	175.2
Positive replacement value (PRV)	8.4	4.3
Negative replacement value (NRV)	5.9	4.6
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	231.8	213.6
Positive replacement value (PRV)	8.8	7.7
Negative replacement value (NRV)	8.0	7.3
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	32.3	41.2
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	498.0	427.2
Positive replacement value (PRV)	9.3	5.4
Negative replacement value (NRV)	10.0	5.1
Bank | Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	68.0	56.8
Positive replacement value (PRV)	2.0	1.4
Negative replacement value (NRV)	1.3	0.7
Bank | Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	16.6	13.2
Positive replacement value (PRV)	0.4	0.2
Negative replacement value (NRV)	0.4	0.1
Bank | Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	9.8	11.6
Positive replacement value (PRV)	1.1	1.0
Negative replacement value (NRV)	0.5	0.5
Bank | Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	21.2	15.5
Positive replacement value (PRV)	0.4	0.2
Negative replacement value (NRV)	0.3	0.1
Bank | Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	16.9	14.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	3.5	1.7
Positive replacement value (PRV)	0.1	0.0
Negative replacement value (NRV)	0.1	0.0
Bank | Designated for hedge accounting
Fair value of derivative instruments
Notional amount	148.9	127.3
Positive replacement value (PRV)	1.1	0.6
Negative replacement value (NRV)	0.1	0.2
Bank | Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	135.0	113.2
Positive replacement value (PRV)	1.0	0.5
Negative replacement value (NRV)	0.1	0.1
Bank | Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	135.0	113.2
Positive replacement value (PRV)	1.0	0.5
Negative replacement value (NRV)	0.1	0.1
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	13.9	14.1
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.0	0.1
Bank | Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	13.9	14.1
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.0	0.1
Bank | Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	SFr 0.0	SFr 0.0